Convertible Notes Payable (Details) - Schedule of convertible notes payable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of convertible notes payable [Abstract]
Principal amount		$ 430,000
Less: unamortized debt discount		(294,167)
Convertible notes payable, net		$ 135,833